Licensed Copyrights, Net - Schedule of Licensed Copyrights, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Broadcasting Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	¥ 44,838,191		¥ 43,217,278
Finite-Lived License Agreements, Accumulated Amortization	(37,060,309)		(35,369,335)
Finite-Lived License Agreements, Impairment Amount	(228,853)		(261,256)
Finite-Lived License Agreements, Net	7,549,029	$ 1,063,259	7,586,687
Finite-Lived License Agreements, Gross, Current	7,773,805		8,213,434
Finite-Lived License Agreements, Accumulated Amortization, Current	(7,177,844)		(7,448,077)
Finite-Lived License Agreements, Impairment Amount, Current	(13,440)		(19,299)
Net carrying value, current portion	582,521	82,047	746,058
Gross carrying value, non-current portion	37,064,386		35,003,844
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(29,882,465)		(27,921,258)
Finite-Lived License Agreements, Impairment Amount, Non-current	(215,413)		(241,957)
Net carrying value, non-current portion	6,966,508	981,212	6,840,629
Sublicensing Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	7,667,525		7,399,172
Finite-Lived License Agreements, Accumulated Amortization	(7,667,525)		(7,399,172)
Finite-Lived License Agreements, Impairment Amount	0		0
Finite-Lived License Agreements, Net	0	0	0
Finite-Lived License Agreements, Gross, Current	7,667,525		7,399,172
Finite-Lived License Agreements, Accumulated Amortization, Current	(7,667,525)		(7,399,172)
Finite-Lived License Agreements, Impairment Amount, Current	0		0
Net carrying value, current portion	0	0	0
Gross carrying value, non-current portion	0		0
Finite-Lived License Agreements, Accumulated Amortization, Non-current	0		0
Finite-Lived License Agreements, Impairment Amount, Non-current	0		0
Net carrying value, non-current portion	0	0	0
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	52,505,716		50,616,450
Finite-Lived License Agreements, Accumulated Amortization	(44,727,834)		(42,768,507)
Finite-Lived License Agreements, Impairment Amount	(228,853)		(261,256)
Finite-Lived License Agreements, Net	7,549,029	1,063,259	7,586,687
Finite-Lived License Agreements, Gross, Current	15,441,330		15,612,606
Finite-Lived License Agreements, Accumulated Amortization, Current	(14,845,369)		(14,847,249)
Finite-Lived License Agreements, Impairment Amount, Current	(13,440)		(19,299)
Net carrying value, current portion	582,521	82,047	746,058
Gross carrying value, non-current portion	37,064,386		35,003,844
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(29,882,465)		(27,921,258)
Finite-Lived License Agreements, Impairment Amount, Non-current	(215,413)		(241,957)
Net carrying value, non-current portion	¥ 6,966,508	$ 981,212	¥ 6,840,629